Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Basis of Presentation and General Information
Basis of Presentation and General Information Disclosure

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Ocean Rig UDW Inc. and its subsidiaries (collectively, the "Company," "Ocean Rig UDW" or "Group"). Ocean Rig UDW was formed on December 10, 2007 under the laws of the Republic of the Marshall Islands under the name Primelead Shareholders Inc. The Company was established by DryShips Inc. (Dryships) for the purpose of being the holding company of its drilling rig segment. Dryships is a publicly listed company on the NASDAQ exchange (ticker symbol 'DRYS'). In 2007, DryShips through its subsidiary, Primelead Limited of Cyprus (Primelead), purchased approximately 30% of the shares in Ocean Rig ASA. In 2008, the remaining shares in Ocean Rig ASA were acquired and Ocean Rig ASA was delisted from the Oslo Stock Exchange. Ocean Rig UDW Inc. acquired all of the outstanding shares of Primelead in December 2007 in a reverse acquisition transaction under common control, which was accounted for as a pooling of interests. On November 24, 2010, Ocean Rig UDW established an office and was registered with the Cyprus Registrar of Companies as an overseas company. On October 6, 2011, the Company's common shares commenced "regular way" trading on the NASDAQ Global Select Market under the ticker symbol "ORIG."

The Company's customers are oil and gas exploration and production companies, including major integrated oil companies, independent oil and gas producers and government-owned oil and gas companies. Customers individually accounting for more than 10% of the Company's revenues during the years ended December 31, 2009, 2010 and 2011, were as follows:

	Year ended December 31,
	2009	2010	2011

Customer A	62%	57%	36%
Customer B	-	43%	18%
Customer C	38%	-	-
Customer D	-	-	33%
Customer E	-	-	13%

The loss of any of these significant customers could have a material adverse effect on the Company's results of operations if they were not replaced by other customers.